Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward purchase equity asset		$ 27,574
Interest rate swap liability	(3,236)	(5,280)
Fair Value, Measurements, Recurring [Member] | Fair Value Measurements Using Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward purchase equity asset		0
Interest rate swap liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Measurements Using Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward purchase equity asset		27,574
Interest rate swap liability	(3,236)	(5,280)
Fair Value, Measurements, Recurring [Member] | Fair Value Measurements Using Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward purchase equity asset		0
Interest rate swap liability	0	0
Fair Value, Measurements, Nonrecurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired real estate assets	133,220	235
Impaired loan receivable		6,860
Fair Value, Measurements, Nonrecurring [Member] | Fair Value Measurements Using Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired real estate assets	0	0
Impaired loan receivable		0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value Measurements Using Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired real estate assets	0	0
Impaired loan receivable		0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value Measurements Using Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired real estate assets	133,220	235
Impaired loan receivable		$ 6,860